Trade and other receivables - Bad Debt Provisions (Details) - Trade receivables - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
At beginning of year	£ 71.5	£ 70.5
New acquisitions	0.6	0.0
Charged to the income statement	14.9	29.1
Released to the income statement	(22.2)	(8.4)
Exchange adjustments	(5.3)	5.1
Utilisations and other movements	(15.6)	(24.8)
At end of year	£ 43.9	£ 71.5